UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21593

Kayne Anderson MLP Investment Company

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC,

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

Item 1: Schedule of Investments

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 177.3%
Equity Investments(1) — 177.3%
Midstream MLP(2) — 140.1%
Access Midstream Partners, L.P.	2,002	$74,543
Boardwalk Pipeline Partners, LP	853	22,645
Buckeye Partners, L.P.(3)	1,861	103,643
Buckeye Partners, L.P. — Class B Units(3)(4)(5)	948	50,573
Copano Energy, L.L.C.	1,597	61,566
Crestwood Midstream Partners LP	2,589	64,981
Crestwood Midstream Partners LP — Class C Units(4)(5)	1,226	30,567
Crosstex Energy, L.P.	5,758	97,141
DCP Midstream Partners, LP	3,122	126,855
El Paso Pipeline Partners, L.P.	4,968	207,613
Enbridge Energy Management, L.L.C.(5)	166	4,548
Enbridge Energy Partners, L.P.	5,670	157,110
Energy Transfer Partners, L.P.(6)	1,104	52,889
Enterprise Products Partners L.P.	7,674	434,860
Global Partners LP	2,054	69,312
Inergy, L.P.	4,303	85,894
Inergy Midstream, L.P.	1,476	35,326
Inergy Midstream, L.P. — Unregistered(4)	1,905	44,012
Kinder Morgan Management, LLC(5)	4,307	356,724
Magellan Midstream Partners, L.P.(6)	2,769	138,903
MarkWest Energy Partners, L.P.(3)(6)	4,961	283,611
MPLX LP	372	12,174
Niska Gas Storage Partners LLC	1,904	22,492
NuStar Energy L.P.(6)	974	49,729
ONEOK Partners, L.P.	2,953	161,842
Plains All American Pipeline, L.P.(3)	6,852	375,136
PVR Partners, L.P.(3)	4,849	112,489
Regency Energy Partners LP	7,810	185,795
Summit Midstream Partners, LP	1,131	25,463
Targa Resources Partners L.P.	1,691	69,648
Tesoro Logistics LP	562	28,064
Western Gas Partners, LP	1,604	87,976
Williams Partners L.P.	4,095	203,533

		3,837,657

General Partner MLP — 11.4%
Alliance Holdings GP L.P.	1,885	97,911
Energy Transfer Equity, L.P.	3,891	206,943
Western Gas Equity Partners, LP	250	8,499

		313,353

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Midstream — 8.8%
Kinder Morgan, Inc.	1,029	$38,138
ONEOK, Inc.	1,510	67,913
Plains All American GP LLC — Unregistered(3)(4)	24	65,496
Targa Resources Corp.	145	8,845
The Williams Companies, Inc.(6)	1,766	61,287

		241,679

Shipping MLP — 7.5%
Capital Product Partners L.P.	2,841	22,699
Golar LNG Partners LP	216	6,440
Navios Maritime Partners L.P.	1,876	25,852
Teekay LNG Partners L.P.	1,552	60,780
Teekay Offshore Partners L.P.	3,179	88,992

		204,763

Upstream MLP & Income Trust — 4.5%
BreitBurn Energy Partners L.P.	2,420	47,076
Legacy Reserves L.P.	278	7,330
Memorial Production Partners LP	339	6,366
Mid-Con Energy Partners, LP	1,258	27,666
Pacific Coast Oil Trust	578	10,965
SandRidge Mississippian Trust II	702	9,478
SandRidge Permian Trust	610	9,573
VOC Energy Trust	347	4,521

		122,975

Other — 5.0%
Alliance Resource Partners, L.P.	163	10,143
Clearwater Trust(3)(4)(7)	N/A	2,630
Exterran Partners, L.P.	2,903	68,452
Hi-Crush Partners LP	1,289	24,171
PetroLogistics LP	893	13,948
SunCoke Energy Partners, L.P.(8)	667	13,160
USA Compression Partners, LP(8)	273	5,086

		137,590

Total Equity Investments (Cost — $2,810,624)		4,858,017

	No. of Contracts
Liabilities
Call Option Contracts Written(9)
Midstream MLP
Energy Transfer Partners, L.P., call option expiring 3/15/13 @ $47.50	1,000	(75)
Magellan Midstream Partners, L.P., call option expiring 3/15/13 @ $47.50	500	(140)
Magellan Midstream Partners, L.P., call option expiring 3/15/13 @ $50.00	2,500	(212)
MarkWest Energy Partners, L.P., call option expiring 3/15/13 @ $55.00	1,030	(257)
MarkWest Energy Partners, L.P., call option expiring 4/19/13 @ $55.00	1,030	(330)
MarkWest Energy Partners, L.P., call option expiring 4/19/13 @ $57.50	690	(83)
NuStar Energy L.P., call option expiring 3/15/13 @ $50.00	4,000	(600)

		(1,697)

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Contracts	Value
Midstream
The Williams Companies, Inc.., call option expiring 4/19/13 @ $34.00	500	$(63)
The Williams Companies, Inc.., call option expiring 4/19/13 @ $35.00	500	(40)

		(103)

Total Call Option Contracts Written (Premiums Received — $1,217)		(1,800)

Credit Facility		(21,000)
Senior Unsecured Notes		(890,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(374,000)
Current Tax Liability		(573)
Deferred Tax Liability		(809,631)
Other Liabilities		(50,333)

Total Liabilities		(2,147,337)
Other Assets		29,551

Total Liabilities in Excess of Other Assets		(2,117,786)

Net Assets Applicable to Common Stockholders		$2,740,231

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies.

(3)	The Company believes that it is an affiliate of Buckeye Partners, L.P., Clearwater Trust, MarkWest Energy Partners, L.P., PVR Partners, L.P., Plains All American Pipeline, L.P. and Plains All American GP LLC.

(4)	Fair valued securities, restricted from public sale.

(5)	Distributions are paid-in-kind.

(6)	Security or a portion thereof is segregated as collateral on option contracts written.

(7)	The Company owns an interest in the Creditors Trust of Miller Bros. Coal, LLC (“Clearwater Trust”) consisting of a coal royalty interest.

(8)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(9)	Security is non-income producing.

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At February 28, 2013, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000’s)	Cost Basis	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets

Level 3 Investments(1)
Buckeye Partners, L.P.
Class B Units	(2)	(3)	948	$45,006	$50,573	$53.36	1.9%	1.0%
Clearwater Trust
Trust Interest	(4)	(5)	N/A	3,266	2,630	N/A	0.1	0.1
Crestwood Midstream Partners LP
Class C Units	(2)	(3)	1,226	26,007	30,567	24.93	1.1	0.6
Inergy Midstream, L.P.
Common Units	12/7/12	(3)	1,905	39,331	44,012	25.11	1.6	0.9
Plains All American GP LLC(6)
Common Units	(2)	(5)	24	30,129	65,496	2,696	2.4	1.4

Total				$143,739	$193,278		7.1%	4.0%

(1)	Securities are valued using inputs reflecting the Company’s own assumptions.

(2)	Securities acquired at various dates during the three months ended February 28, 2013 and/or in prior fiscal years.

(3)	Unregistered or restricted security of a publicly traded company.

(4)	On September 28, 2010, the Bankruptcy Court finalized the plan of reorganization of Clearwater Natural Resources, LP (“Clearwater”). As part of the plan of reorganization, the Company received an interest in the Clearwater Trust consisting of cash and a coal royalty interest as consideration for its unsecured loan to Clearwater.

(5)	Unregistered security of a private company or trust.

(6)	In determining the fair value for Plains GP, the Company’s valuation is based on publicly available information. Robert V. Sinnott, the CEO of KACALP, is a member of Plains GP’s board of directors. Certain private investment funds managed by KACALP may value its investment in Plains GP based on non-public information, and, as a result, such valuation may be different than the Company’s valuation.

At February 28, 2013, the cost basis of investments for federal income tax purposes was $2,566,402. At February 28, 2013, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$2,300,138
Gross unrealized depreciation of investments	(8,523)

Net unrealized appreciation	$2,291,615

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis at February 28, 2013, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$4,858,017	$4,664,739	$—	$193,278

Liabilities at Fair Value
Interest rate swap contract	$16	$—	$16	$—
Call option contracts written	1,800	—	1,800	—

	$1,816	$—	$1,816	$—

For the three months ended February 28, 2013, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2013.

Equity Investments
Balance — November 30, 2012	$129,311
Purchases	40,000
Issuances	1,573
Transfers out	—
Realized gains (losses)	—
Unrealized gains, net	22,394

Balance — February 28, 2013	$193,278

The $22,394 of unrealized gains presented in the table above for the three months ended February 28, 2013 relate to investments that are still held at February 28, 2013.

The purchase of $40,000 for the three months ended February 28, 2013 relates to the Company’s investment in Inergy Midstream, L.P. (Common Units). The issuances of $1,573 for the three months ended February 28, 2013 relate to additional units received from Buckeye Partners, L.P. (Class B Units) and Crestwood Midstream Partners LP (Class C Units).

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Company.

The following table sets forth the fair value of the Company’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of February 28, 2013
Call options	Call option contracts written	$(1,800)
Interest rate swap contract	Interest rate swap contract	(16)

		$(1,816)

The following table sets forth the effect of the Company’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	For the Three Months Ended February 28, 2013
		Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options	Options	$186	$(610)
Interest rate swap contracts	Interest rate swap contract	—	(16)

		$186	$(626)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 29, 2013 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2: Controls and Procedures

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and principal financial officer concluded that the registrants disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the Act)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrants last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors,
President and Chief Executive Officer
Date: April 25, 2013

/S/ TERRY A. HART
Name: Terry A. Hart Title: Chief Financial Officer and Treasurer
Date: April 25, 2013